Capital Management (Tables)	12 Months Ended
Dec. 31, 2019
Capital Management [Abstract]
Summary of Capitalisation and Ratio	As at December 31, 2019 and 2018, these ratios were as follows:
	2019	2018
Long-term debt	$1,427,181	$1,706,253
Shareholders’ equity	1,527,432	1,557,752
Total capitalization	$2,954,613	$3,264,005
Long-term debt to long-term debt plus equity ratio	0.48	0.52